Net Loss Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	$ (39,485)	$ (28,324)	$ (123,742)	$ (48,879)
Basic and Diluted (in shares)	100,783,496	100,434,512	100,652,685	98,892,574
Common stock and common stock equivalents (in shares)	100,783,496	100,434,512	100,652,685	98,892,574
Loss per common share – basic and diluted
Earnings Per Share, Basic and Diluted	$ (0.39)	$ (0.28)	$ (1.23)	$ (0.49)